Quarterly Holdings Report
for

Fidelity Managed Retirement 2020 Fund℠

April 30, 2020

RW38-QTLY-0620
1.867270.112

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,861	$52,277
Fidelity Series Blue Chip Growth Fund (a)	6,252	94,592
Fidelity Series Commodity Strategy Fund (a)	52,004	186,693
Fidelity Series Growth Company Fund (a)	10,366	193,527
Fidelity Series Intrinsic Opportunities Fund (a)	15,832	225,446
Fidelity Series Large Cap Stock Fund (a)	14,465	191,520
Fidelity Series Large Cap Value Index Fund (a)	4,898	52,355
Fidelity Series Opportunistic Insights Fund (a)	5,795	100,771
Fidelity Series Small Cap Discovery Fund (a)	2,927	25,549
Fidelity Series Small Cap Opportunities Fund (a)	6,913	77,982
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,473	146,609
Fidelity Series Value Discovery Fund (a)	9,755	108,965
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,540,662)		1,456,286

International Equity Funds - 20.7%
Fidelity Series Canada Fund (a)	7,797	70,095
Fidelity Series Emerging Markets Fund (a)	6,604	51,051
Fidelity Series Emerging Markets Opportunities Fund (a)	26,048	442,557
Fidelity Series International Growth Fund (a)	15,727	245,492
Fidelity Series International Small Cap Fund (a)	4,137	61,063
Fidelity Series International Value Fund (a)	28,131	213,233
Fidelity Series Overseas Fund (a)	24,598	229,742
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,415,822)		1,313,233

Bond Funds - 42.5%
Fidelity Series Corporate Bond Fund (a)	36,814	395,387
Fidelity Series Emerging Markets Debt Fund (a)	4,705	38,485
Fidelity Series Floating Rate High Income Fund (a)	1,068	8,885
Fidelity Series Government Bond Index Fund (a)	49,795	563,179
Fidelity Series High Income Fund (a)	5,281	45,102
Fidelity Series Inflation-Protected Bond Index Fund (a)	49,421	507,055
Fidelity Series International Credit Fund (a)	196	1,940
Fidelity Series Investment Grade Bond Fund (a)	48,903	579,009
Fidelity Series Investment Grade Securitized Fund (a)	36,558	387,885
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,362	141,368
Fidelity Series Real Estate Income Fund (a)	2,865	26,096
TOTAL BOND FUNDS
(Cost $2,559,474)		2,694,391

Short-Term Funds - 13.8%
Fidelity Series Government Money Market Fund 0.30% (a)(b)	185,139	185,139
Fidelity Series Short-Term Credit Fund (a)	14,498	145,994
Fidelity Series Treasury Bill Index Fund (a)	53,884	540,459
TOTAL SHORT-TERM FUNDS
(Cost $868,582)		871,592
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,384,540)		6,335,502
NET OTHER ASSETS (LIABILITIES) - 0.0%		(102)
NET ASSETS - 100%		$6,335,400

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$46,035	$35,614	$23,346	$6,447	$(2,751)	$(3,275)	$52,277
Fidelity Series Blue Chip Growth Fund	80,030	59,204	42,693	9,768	(2,928)	979	94,592
Fidelity Series Canada Fund	25,829	63,073	8,692	709	(1,236)	(8,879)	70,095
Fidelity Series Commodity Strategy Fund	161,366	142,242	63,038	2,785	(7,076)	(46,801)	186,693
Fidelity Series Corporate Bond Fund	276,974	216,284	103,062	10,023	(1,910)	7,101	395,387
Fidelity Series Emerging Markets Debt Fund	33,070	21,724	9,660	1,573	(497)	(6,152)	38,485
Fidelity Series Emerging Markets Fund	29,788	38,560	8,934	929	(1,130)	(7,233)	51,051
Fidelity Series Emerging Markets Opportunities Fund	263,325	306,204	85,924	9,313	(9,270)	(31,778)	442,557
Fidelity Series Floating Rate High Income Fund	6,905	4,526	1,553	340	(94)	(899)	8,885
Fidelity Series Government Bond Index Fund	379,794	293,520	152,608	8,667	2,666	39,807	563,179
Fidelity Series Government Money Market Fund 0.30%	107,728	209,183	131,772	1,472	--	--	185,139
Fidelity Series Growth Company Fund	161,023	119,752	98,039	17,860	(2,809)	13,600	193,527
Fidelity Series High Income Fund	34,753	22,870	7,810	1,942	(494)	(4,217)	45,102
Fidelity Series Inflation-Protected Bond Index Fund	314,339	312,074	129,313	5,890	(481)	10,436	507,055
Fidelity Series International Credit Fund	1,904	105	--	105	--	(80)	1,940
Fidelity Series International Growth Fund	233,125	140,802	114,522	9,333	(7,410)	(6,503)	245,492
Fidelity Series International Small Cap Fund	50,720	43,471	28,145	2,810	(1,714)	(3,269)	61,063
Fidelity Series International Value Fund	221,500	168,922	124,922	10,358	(13,746)	(38,521)	213,233
Fidelity Series Intrinsic Opportunities Fund	196,570	166,876	109,583	11,170	(8,926)	(19,491)	225,446
Fidelity Series Investment Grade Bond Fund	404,292	302,063	143,886	11,181	(678)	17,218	579,009
Fidelity Series Investment Grade Securitized Fund	286,623	210,911	118,504	9,625	164	8,691	387,885
Fidelity Series Large Cap Stock Fund	172,457	130,288	87,556	10,702	(5,452)	(18,217)	191,520
Fidelity Series Large Cap Value Index Fund	49,304	36,479	23,486	3,483	(1,209)	(8,733)	52,355
Fidelity Series Long-Term Treasury Bond Index Fund	193,779	98,859	176,762	14,594	17,795	7,697	141,368
Fidelity Series Opportunistic Insights Fund	88,457	65,195	45,857	10,075	(2,790)	(4,234)	100,771
Fidelity Series Overseas Fund	19,539	240,068	15,084	445	(2,782)	(11,999)	229,742
Fidelity Series Real Estate Income Fund	22,038	14,329	4,895	1,215	(364)	(5,012)	26,096
Fidelity Series Short-Term Credit Fund	107,744	74,110	36,303	2,442	(189)	632	145,994
Fidelity Series Small Cap Discovery Fund	23,734	19,596	12,436	1,052	(1,435)	(3,910)	25,549
Fidelity Series Small Cap Opportunities Fund	72,226	53,152	31,682	5,220	(2,984)	(12,730)	77,982
Fidelity Series Stock Selector Large Cap Value Fund	133,049	101,779	60,495	9,691	(3,943)	(23,781)	146,609
Fidelity Series Treasury Bill Index Fund	323,064	323,228	107,500	4,588	79	1,588	540,459
Fidelity Series Value Discovery Fund	94,984	74,159	45,370	5,011	(2,936)	(11,872)	108,965
Total	$4,616,068	$4,109,222	$2,153,432	$200,818	$(66,530)	$(169,837)	$6,335,502

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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